Goodwill (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure of reconciliation of changes in goodwill [abstract]
Schedule of goodwill
Cost
Balance as at March 31, 2016	$1,461,139
- Additions	-
- Translation adjustment	(74,817)
Balance as at March 31, 2017	$1,386,322
- Additions	-
- Translation adjustment	182,285
Balance as at March 31, 2018	$1,568,607
Carrying value
At March 31, 2017	$1,386,322
At March 31, 2018	1,568,607